UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Novare Capital Management
Address: 128 South Tryon Street Suite 1580
         Charlotte , NC 28202

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Don Olmstead
Title:  Managing Director
Phone:  704-334-3698

Signature, Place, and Date of Signing:

	/s/ Don Olmstead			Charlotte, NC		10/28/2009
  ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:    94

Form 13F Information Table Value Total:  $ 123,330
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


  NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000PRN AMT PRN    CALL  DISCRETION   MANAGERS        SOLE    SHARED  OTHER
                                                 VALUE  SHRS OR SH/    PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
Amern Shared Hosp Svcs  COM            029595105  87     30,000 SH               SOLE        N/A     30,000
Amerigas Propane        COM            030975106  1,550  43,000 SH               SOLE        N/A     43,000
Autodesk                COM            052769106  412    17,290 SH               SOLE        N/A     17,290
Auto Data Processing    COM            53015103   1,704  43,365 SH               SOLE        N/A     43,365
BB&T Corporation        COM            054937107  687    25,216 SH               SOLE        N/A     25,216
BP Amoco  ADR           COM            055622104  208    3,900  SH               SOLE        N/A     3,900
Bank of America         COM            060505104  246    14,550 SH               SOLE        N/A     14,550
Becton Dickinson & Co   COM            075887109  1,872  26,840 SH               SOLE        N/A     26,840
Best Buy Company Inc.   COM            086516101  933    24,870 SH               SOLE        N/A     24,870
Buckeye Partners Uts L PUNIT LTD PARTN 118230101  419    8,650  SH               SOLE        N/A     8,650
Cousins Properties      COM            126650100  320    38,690 SH               SOLE        N/A     38,690
C V S Corporation       COM            126650100  2,364  66,135 SH               SOLE        N/A     66,135
Celgene Corp            COM            151020104  615    11,000 SH               SOLE        N/A     11,000
Chevrontexaco Corp      COM            166764100  1,612  22,881 SH               SOLE        N/A     22,881
Clorox Company          COM            189054109  1,881  31,980 SH               SOLE        N/A     31,980
Coca Cola               COM            191216100  873    16,265 SH               SOLE        N/A     16,265
Duncan Energy Ptnrs Lp  COM UNITS      265026104  1,684  84,350 SH               SOLE        N/A     84,350
Emerson Electric Co.    COM            291011104  2,348  58,575 SH               SOLE        N/A     58,575
Enterprise Prd Prtnrs LpCOM            293792107  3,810  134,550SH               SOLE        N/A     134,550
Equitable Resources Inc SH BEN INT     294549100  383    9,000  SH               SOLE        N/A     9,000
Ferrellgas Partners     UNIT LTD PART  315293100  1,849  92,800 SH               SOLE        N/A     92,800
Fiserv Inc              COM            337738108  1,995  41,395 SH               SOLE        N/A     41,395
Fluor Corporation       COM            343412102  1,088  21,400 SH               SOLE        N/A     21,400
Franklin Resources Inc  COM            354613101  1,184  11,765 SH               SOLE        N/A     11,765
General Dynamics Corp   COM            369550108  2,063  31,940 SH               SOLE        N/A     31,940
General Electric        COM            369604103  2,145  130,655SH               SOLE        N/A     130,655
Halliburton Company     COM            406216101  1,147  42,279 SH               SOLE        N/A     42,279
Hewlett-Packard Company COM            428236103  424    8,978  SH               SOLE        N/A     8,978
Intl Business Machine   COM            459200101  236    1,974  SH               SOLE        N/A     1,974
Intuit Inc              COM            461202103  2,041  71,600 SH               SOLE        N/A     71,600
Ishare S&P 500          UNIT SER 1     464287200  1,724  16,266 SH               SOLE        N/A     16,266
Ishares Emerging Mkt.   MCSI EMERG MKT 464287234  1,491  38,316 SH               SOLE        N/A     38,316
Ishares GS Corp. Bond   IBOXX INV CPBD 464287242  500    4,691  SH               SOLE        N/A     4,691
Ishares Latin Amer.     S&P LTN AM 40  464287390  1,717  40,009 SH               SOLE        N/A     40,009
S&P MidCap 400 I-S      S&P MIDCAP 400 464287507  751    10,889 SH               SOLE        N/A     10,889
Ishares Tr Russell 1000 RUSSELL 1000   464287622  228    3,916  SH               SOLE        N/A     3,916
S&P Small Cap 600       S&P SMLCAP 600 464287804  2,358  45,047 SH               SOLE        N/A     45,047
Ishares All Country AsiaMSCI ACJPN IDX 464288182  1,540  29,050 SH               SOLE        N/A     29,050
Ishares Intermediate CorLEHMAN INTER C 464288638  704    6,799  SH               SOLE        N/A     6,799
Johnson & Johnson       COM            478160104  3,289  54,020 SH               SOLE        N/A     54,020
Kimberly Clark          COM            494368103  1,093  18,530 SH               SOLE        N/A     18,530
Kinder Morgan Energy Lp UNIT LTD PART  494550106  1,969  36,455 SH               SOLE        N/A     36,455
Lowes Companies         COM            548661107  1,089  51,993 SH               SOLE        N/A     51,993
Magellan Midstream PartnCOM UNIT RP LP 559080106  2,609  69,375 SH               SOLE        N/A     69,375
Marathon Oil Group      COM            565849106  1,919  60,155 SH               SOLE        N/A     60,155
McGraw-Hill Cos         COM            580645109  770    30,635 SH               SOLE        N/A     30,635
Microsoft Corp          COM            594918104  1,712  66,566 SH               SOLE        N/A     66,566
Mylan Labs.             COM            628530107  1,357  84,782 SH               SOLE        N/A     84,782
Nokia Corporation       SPONSORED ADR  654902204  1,633  111,697SH               SOLE        N/A     111,697
Novo-Nordisk A-S Adr    ADR            670100205  226    3,597  SH               SOLE        N/A     3,597
Oneok Inc New           UNIT LTD PARTN 682680103  289    7,890  SH               SOLE        N/A     7,890
Pepsico Inc.            COM            713448108  2,276  38,795 SH               SOLE        N/A     38,795
Pfizer Incorporated     COM            717081103  166    10,016 SH               SOLE        N/A     10,016
Plains All Amern Ppln LpUNIT LTD PARTN 726503103  3,346  72,287 SH               SOLE        N/A     72,287
Plum Creek Timber       COM            729251108  1,745  56,940 SH               SOLE        N/A     56,940
Procter & Gamble Co     COM            742718109  247    4,272  SH               SOLE        N/A     4,272
Realty Income           COM            756109104  2,026  78,980 SH               SOLE        N/A     78,980
Royal Bk Cda Montreal   COM            780087102  245    4,568  SH               SOLE        N/A     4,568
Schlumberger            COM            806857108  272    4,567  SH               SOLE        N/A     4,567
Staples Inc             COM            855030102  1,993  85,815 SH               SOLE        N/A     85,815
Suburban Propane        UNIT LTD PART  864482104  2,709  64,770 SH               SOLE        N/A     64,770
Teppco Partners L P     UT LTD PARTNER 872384102  761    21,932 SH               SOLE        N/A     21,932
Thermo Fisher ScientificCOM            883556102  349    8,000  SH               SOLE        N/A     8,000
3Com Corp               COM            885535104  71     13,655 SH               SOLE        N/A     13,655
Vanguard Emerging MarketEMR MKT ETF    922042858  2,071  53,762 SH               SOLE        N/A     53,762
Wells Fargo & Company   COM            949746101  384    13,630 SH               SOLE        N/A     13,630
Target Corporation      COM            87612E106  1,316  28,200 SH               SOLE        N/A     28,200
Intl Absorbents New     COM NO PAR     45885E203  53     15,000 SH               SOLE        N/A     15,000
Berkshire Hathaway Cl B CL B           06739H867  263    79     SH               SOLE        N/A     79
Conocophillips          COM            20825C104  1,614  35,750 SH               SOLE        N/A     35,750
Dominion Resources Inc. COM            25746U109  487    14,105 SH               SOLE        N/A     14,105
Duke                    COM            26441C105  334    21,215 SH               SOLE        N/A     21,215
Enbridge Energy         COM            29250R106  2,906  64,490 SH               SOLE        N/A     64,490
Energy Transfer PartnersUNIT LTD PARTN 29273R109  3,056  71,825 SH               SOLE        N/A     71,825
Energy Transfer Equity  COM UT LTD PTN 29273V100  759    27,100 SH               SOLE        N/A     27,100
Entergy Corp.           COM            29364G103  793    9,936  SH               SOLE        N/A     9,936
Equity Residential PropeSH BEN INT     29476L107  532    17,320 SH               SOLE        N/A     17,320
Exxon-Mobil             COM            30231G102  1,676  24,424 SH               SOLE        N/A     24,424
FedEx Corporation       COM            31428X106  953    12,668 SH               SOLE        N/A     12,668
Global Payments Inc     COM            37940X102  2,617  56,037 SH               SOLE        N/A     56,037
Lab Cp Of Amer Hldg New COM            50540R409  2,383  36,275 SH               SOLE        N/A     36,275
Monsanto Co             COM            61166W101  1,867  24,127 SH               SOLE        N/A     24,127
Nustar Energy, LP       UNIT COM       67058H102  3,110  59,990 SH               SOLE        N/A     59,990
Oneok Partners Lp       UNIT LTD PARTN 68268N103  2,620  49,510 SH               SOLE        N/A     49,510
Petroleo Brasileiro AdrfSPONSORED ADR  71654V408  363    7,903  SH               SOLE        N/A     7,903
Powershares- Dynamic MktDYNAMIC MKT PT 73935X104  598    16,635 SH               SOLE        N/A     16,635
PowerShares High DividenHI YLD EQ DVDN 73935X302  128    16,840 SH               SOLE        N/A     16,840
S P D R -S&P 500        UNIT SER 1     78462F103  474    4,490  SH               SOLE        N/A     4,490
Sunoco Logistics PartnerCOM UNITS      86764L108  1,727  29,150 SH               SOLE        N/A     29,150
Valero Energy Corp New  COM            91913Y100  194    10,000 SH               SOLE        N/A     10,000
Zimmer Holdings Inc     COM            98956P102  898    16,810 SH               SOLE        N/A     16,810
Ingersoll Rand Co       CL A           G4776G101  1,252  40,835 SH               SOLE        N/A     40,835
Noble Corp              SHS            G65422100  2,468  65,020 SH               SOLE        N/A     65,020
Willis Group Holdings   SHS            G96655108  1,079  38,221 SH               SOLE        N/A     38,221
Alcon Inc               COM SHS        H01301102  1,001  7,215  SH               SOLE        N/A     7,215
                                                  123,330